Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Property and Equipment of Useful Lives	Property and equipment are recorded at cost. Depreciation is provided in amounts sufficient to amortize the cost of the related assets over their useful lives using the straight-line method, as follows:
Useful life
Machinery equipment	10 years
Electronic equipment	3 years
Transportation equipment	4 years
Other equipment	5 years
Leasehold improvement	Over the shorter of the lease term or estimated useful lives

Schedule of Intangible Assets and Accumulated Amortization	Intangible assets consist primarily of software. Intangible assets are stated at cost less accumulated amortization. Intangible assets are amortized using the straight-line method.
Category	Estimated useful life
Software	5 years

Schedule of Revenue Type of Customers	For the years ended December 31, 2023, 2022 and 2021, the disaggregation of revenue by the type of customers is as follows:
	For the years ended December 31,
	2023	2022	2021
Industrial waste industry	$18,307,063	$21,680,006	$21,217,538
Municipal waste industry	2,474,619	4,378,853	9,007,617
Others*	359,995	4,557,181	1,380,912
Total	$21,141,677	$30,616,040	$31,606,067
*	Other customers included manufacturers, medical disposal companies, commercial trading companies, and environmental technology companies, etc.
For the years ended December 31, 2023, 2022 and 2021, the disaggregation of revenue by the type of products are as follows:
	For the years ended December 31,
	2023	2022	2021
Equipment sales	$16,947,434	$26,739,104	$26,725,849
Accessories and supplies sales	3,140,510	2,629,209	3,643,192
Warranty service	1,053,733	1,247,727	1,237,026
Total	$21,141,677	$30,616,040	$31,606,067

Schedule of Currency Exchange Rates	The following table outlines the currency exchange rates that were used in creating the consolidated financial statements in this report:
	December 31, 2023	December 31, 2022	December 31, 2021
Year-end spot rate	US$1=RMB 7.0999	US$1=RMB 6.8972	US$1=RMB 6.3726
Average rate	US$1=RMB 7.0809	US$1=RMB 6.7290	US$1=RMB 6.4508